UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-3850

Exact name of registrant as specified in charter:	Delaware Group Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 96.35%
Corporate Revenue Bonds – 6.04%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. project) 4.85% 4/1/21 (AMT)	$2,000,000	$1,963,479
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	853,710
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Series A-2 6.50% 6/1/47	3,755,000	3,868,100
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light & Power) Series A
•3.35% 5/1/31 (AMBAC) (AMT)	1,300,000	1,296,659
5.85% 9/1/28	1,145,000	1,177,037
•Farmington, New Mexico Pollution Control Revenue (El Paso Electric Co. Project) Series A 4.00% 6/1/32 (FGIC)	1,000,000	1,004,160
•Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	1,005,000	1,017,362
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding Asset-Backed Senior
☐Convertible Series A-2 5.30% 6/1/37	1,500,000	970,080
Series A-1 5.75% 6/1/47	1,000,000	941,600
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp.
Project) 5.10% 1/15/17 (AMT)	750,000	759,180
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue
(Federal Express Corp. Project) 5.05% 9/1/12	1,000,000	1,027,840
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co. Project)
Series A 5.50% 6/1/30 (XLCA) (AMT)	1,000,000	1,035,610
Ohio State Air Quality Development Authority Revenue Environmental Improvement (USX Project) 5.00% 11/1/15	1,000,000	1,020,030
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,036,100
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	967,670
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	514,620
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	491,750
Tobacco Settlement Financing Corporation, New Jersey Senior Series 1A 5.00% 6/1/41	1,000,000	839,430
Tobacco Settlement Financing Corporation, Virginia Senior Series B-1 5.00% 6/1/47	1,375,000	1,142,254
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio Bond
Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	430,000	440,858
		22,367,529
Education Revenue Bonds – 5.65%
California Municipal Finance Authority Educational Revenue (American Heritage Education
Foundation Project) Series A 5.25% 6/1/26	1,000,000	963,890
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Series B 5.50% 10/1/20	1,160,000	1,153,052
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project) 5.25% 5/1/21 (MBIA)	1,000,000	1,080,700
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	900,000	809,433
Illinois Finance Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	825,000	786,522
Illinois Finance Authority Student Housing Revenue Series B 5.00% 5/1/30	3,250,000	3,000,627
Lubbock, Texas Educational Facilities Authority Revenue (Lubbock Christian University) 5.25% 11/1/37	1,000,000	962,750
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	1,034,340
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project) 5.50% 12/1/19	500,000	528,710
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,044,100
(Long Island University) Series B 5.50% 9/1/20 (RADIAN)	1,000,000	1,041,880
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	356,668
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,047,600
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	1,000,000	1,064,240
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards Unversity Project) 5.125% 6/1/36	1,100,000	1,047,805
Tulsa, Oklahoma Industrial Authority Student Housing Revenue (University of Tulsa) 5.00% 10/1/37	1,000,000	998,390

University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	265,995
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,111,093
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,322,900
5.00% 6/1/21	1,250,000	1,321,625
		20,942,320
Electric Revenue Bonds – 2.50%
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,115,310
Oliver County, North Dakota Pollution Control Revenue (Square Butte Electric Coop) Series A 5.30% 1/1/27 (AMBAC)	1,500,000	1,549,275
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	591,014
Philadelphia, Pennsylvania Gas Works Revenue First Series A 5.375% 7/1/15 (FSA)	2,000,000	2,021,160
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,174,540
South Carolina State Public Service Authority Revenue Refunding Series A 5.125% 1/1/21 (FSA)	1,000,000	1,058,470
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	750,000	750,390
		9,260,159
Escrowed to Maturity Bonds – 0.05%
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	191,828
		191,828
Health Care Revenue Bonds – 9.20%
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,000,000	1,031,910
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	715,894
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	1,070,000	977,499
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,104,720
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28	1,000,000	1,011,260
5.50% 2/15/23	1,000,000	1,035,220
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
Project) Series A 5.25% 11/1/27 (FSA)	1,000,000	1,040,810
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	2,036,397
•Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,043,580
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
Obligation) Series A 5.375% 3/1/29 (AMBAC)	700,000	727,790
Maryland State Health & Higher Education Facilities Authority Revenue
(Mercy Medical Center) Series A 5.50% 7/1/42	1,765,000	1,730,124
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	510,795
Michigan State Hospital Finance Authority Revenue
(Henry Ford Health System) Series A 5.25% 11/15/46	3,500,000	3,524,289
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,373,856
(Trinity Health Credit) Series C 5.375% 12/1/23	500,000	521,790
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System) 5.25% 10/1/22	1,000,000	1,048,150
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B 5.60% 10/1/22	1,000,000	1,043,330
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligation
Group) Series A 5.25% 7/1/30	675,000	649,492
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	950,000	929,566
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	1,700,000	1,710,846
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	1,000,000	973,510
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)
Series A 5.625% 11/15/30	1,700,000	1,748,365
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,269,012
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue (Healthpartners
Obligation Group Project) 5.25% 5/15/36	1,000,000	977,580
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East
Project) 6.00% 11/15/25	1,000,000	1,033,150
Suffolk, Virginia Industrial Development Authority Retirement Facilities Revenue (First
Management - Lake Prince) 5.15% 9/1/24	725,000	703,562
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne
General Medical Center Project) 5.50% 4/1/33 (AMBAC)	1,500,000	1,606,215
		34,078,712
Housing Revenue Bonds – 0.25%
Maryland State Community Development Administration Department Housing & Community
Development Residential Series A 4.70% 9/1/37 (AMT)	1,000,000	925,360
		925,360

Lease Revenue Bonds – 4.30%
California State Public Works Board Lease Revenue (Department of General Services - Butterfield Street)
Series A 5.25% 6/1/25	1,000,000	1,035,400
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Refunding Asset-Backed Series A
5.00% 6/1/18	2,000,000	2,008,720
5.00% 6/1/21 (AMBAC)	1,000,000	1,029,910
Louisiana Public Facilities Authority Revenue (19th Judicial District Court) 5.375% 6/1/32 (FGIC)	1,000,000	1,076,260
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,031,450
5.00% 10/15/24	3,000,000	3,105,480
5.50% 10/15/18	2,175,000	2,315,440
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/28	1,600,000	1,601,808
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,059,170
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,026,930
•Puerto Rico Public Finance Corporate Revenue Series A 5.25% 8/1/29 (MBIA)	620,000	651,769
		15,942,337
Local General Obligation Bonds – 16.00%
^Anaheim, California City School District Election 2002 4.58% 8/1/25 (MBIA)	2,500,000	1,078,325
Belton, Missouri School District #124 Series B 5.25% 3/1/23	1,000,000	1,075,350
Boerne, Texas Independent School District Building
5.25% 2/1/26 (PSF)	4,495,000	4,735,482
5.25% 2/1/29 (PSF)	1,500,000	1,570,005
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,734,150
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,040,854
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (FGIC)	2,940,000	3,075,975
Coralville, Iowa Urban Renewal Revenue Tax Increment Series C
5.00% 6/1/47	850,000	769,327
5.125% 6/1/39	500,000	469,595
Dallas, Texas 5.125% 2/15/15 (MBIA)	3,000,000	3,302,040
East Homestead Community Development District Florida Special Assessment Revenue Series B 5.00% 5/1/11	365,000	360,124
Fairfax County, Virginia Refunding & Public Improvement Revenue 5.25% 4/1/14	3,500,000	3,875,584
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,112,440
Gwinnett County, Georgia School District 5.00% 2/1/11	3,500,000	3,688,090
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,396,537
Licking County, Ohio Joint Vocational School District School Facilities Construction and
Improvement 5.00% 12/1/19 (MBIA)	1,000,000	1,053,970
Los Angeles, California Unified School District
Election 2004 Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,170,500
Series A-2 4.25% 1/1/28 (FGIC)	355,000	336,448
Mecklenburg County, North Carolina Public Improvement Series A 5.00% 2/1/11	4,775,000	5,036,001
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed Open
Space Trust) 5.25% 9/15/20	1,000,000	1,076,030
Modesto, California Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36	1,500,000	1,365,210
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,724,735
Series G 5.25% 8/1/15	1,000,000	1,080,280
Series I 5.00% 8/1/21	1,000,000	1,039,270
Series J 5.50% 6/1/23	100,000	106,101
North East Texas Independent School District School Building Series A 5.00% 8/1/20 (PSF)	3,500,000	3,779,650
Powell, Ohio 5.50% 12/1/25 (FGIC)	1,500,000	1,601,100
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,186,596
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	500,000	491,180
Series B 5.375% 11/1/23	1,000,000	982,130
		59,313,079
§Pre-Refunded Bonds – 9.86%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09	1,850,000	1,934,915
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (FSA)	1,000,000	1,081,610
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,388
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,309,688
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,070,750
Golden State, California Tobacco Securitization Settlement Revenue Enhanced
Asset-Backed Series B 5.75% 6/1/23-08	1,000,000	1,011,790

Illinois Educational Facilities Authority Student Housing Revenue (Educational
Advancement - University Center Project) 6.00% 5/1/22-12	750,000	839,273
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,123,380
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (MBIA)	715,000	785,442
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,798,970
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
5.75% 11/15/32-12	500,000	554,995
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	580,030
New York City, New York Series J 5.50% 6/1/23-13	900,000	999,702
North Texas Health Facilities Development Corporation Hospital Revenue (United Regional
Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,133,920
Ohio State Higher Education Capital Facilities Series B 5.625% 5/1/14-10	5,780,000	6,104,373
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	945,000	1,021,139
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,740,452
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,110,860
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,121,390
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facility Series I 5.50% 7/1/23-14	2,000,000	2,093,680
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project) 5.625% 5/15/26-11	820,000	889,839
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,142,720
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,074,580
		36,528,886
Resource Recovery Bonds – 0.40%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,500,000	1,472,055
		1,472,055
Special Tax Bonds – 4.43%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,172,892
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,683,840
Dallas, Texas Civic Center Convention Complex Revenue Refunding & Improvement 4.875% 8/15/23 (MBIA)	1,500,000	1,522,365
Gravois Bluffs, Missouri Transportation Development District Sales Tax Revenue 4.75% 5/1/32	750,000	724,313
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,057,830
Metropolitan Pier and Exposition Authority Illinois (McCormick Place Expansion Project)
Series A 5.50% 12/15/24 (FGIC)	2,000,000	2,081,060
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	923,000
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	987,620
5.625% 6/15/18	1,000,000	1,006,260
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax
Secured Series A 5.50% 11/1/26	1,000,000	1,074,710
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,064,240
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,508,355
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,618,727
		16,425,212
State General Obligation Bonds – 26.19%
California State
5.00% 11/1/15	1,795,000	1,939,533
5.00% 2/1/26 (AMBAC)	1,500,000	1,554,660
5.25% 11/1/17	1,000,000	1,070,710
5.25% 2/1/30 (MBIA)	1,495,000	1,567,194
California State Economic Recovery Series A 5.25% 7/1/14	1,000,000	1,101,800
California State Refunding
5.00% 8/1/14	1,025,000	1,102,623
5.25% 2/1/25	3,000,000	3,164,250
California State Various Purposes 5.00% 6/1/31	1,000,000	1,012,790
Florida State Board Education Capital Outlay (Public Education) Series B 5.00% 1/1/09	2,500,000	2,546,375
Georgia State
5.00% 8/1/12	3,125,000	3,359,031
Series D 5.00% 7/1/11	6,865,000	7,281,500
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,728,397
Maryland State & Local Facilities Loan Capital Improvement
5.00% 3/15/19	3,675,000	4,030,887
Series A 5.00% 3/1/12	2,000,000	2,139,360
Series A 5.25% 3/1/13	2,500,000	2,734,725

Maryland State Series A 5.50% 3/1/14	1,850,000	2,072,389
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	4,000,000	4,372,640
Series C 5.00% 9/1/10	7,750,000	8,109,212
Minnesota State
5.00% 11/1/11	2,775,000	2,954,931
5.00% 6/1/14	900,000	983,268
North Carolina State 5.00% 6/1/14	1,700,000	1,860,395
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,277,080
5.00% 3/1/15	5,000,000	5,502,700
Ohio State Series D 5.00% 9/15/14	3,500,000	3,828,230
Pennsylvania State Third Series 2004 5.00% 7/1/09	2,885,000	2,963,472
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	3,470,000	3,553,245
5.25% 7/1/23	1,125,000	1,152,934
5.50% 7/1/17	4,415,000	4,787,714
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,026,930
•Puerto Rico Public Finance Corporation Commonwealth Appropriation (LOC Puerto Rico
Government Bank) Series A 5.75% 8/1/27	1,000,000	1,047,160
Texas State Water Financial Assistance Series B 5.50% 8/1/35	3,800,000	3,895,266
Washington State Variable Purpose
Series A 5.00% 7/1/16	3,455,000	3,784,054
Series B 5.00% 1/1/20	2,500,000	2,532,750
		97,038,205
Transportation Revenue Bonds – 4.31%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31	740,000	775,661
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,730,120
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien Series A-2
5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,074,110
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,047,320
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,086,659
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A 5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,054,430
North Texas Tollway Authority Dallas North Tollway System Revenue Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,751,768
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,337,182
South Carolina Transportation Infrastructure Bank Revenue Series A 5.00% 10/1/33 (AMBAC)	1,700,000	1,744,064
Texas State Transportation Commission State Highway Fund Revenue 5.00% 4/1/18	1,700,000	1,856,621
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	527,170
		15,985,105
Water & Sewer Revenue Bonds – 7.17%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,048,980
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)	1,000,000	1,062,450
Dallas, Texas Waterworks & Sewer System Revenue 5.00% 10/1/24 (FSA)	6,500,000	6,620,575
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	1,500,000	1,568,265
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (MBIA)	3,500,000	3,788,435
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,394,921
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Second General Resolution Series D 5.00% 6/15/39	3,500,000	3,576,265
Series A 5.125% 6/15/34	2,775,000	2,855,808
Series C 5.00% 6/15/35	2,555,000	2,637,603
New York State Environmental Facilities Corporation State Clean Water and Drinking Water
Revenue (New York City Municipal Water Finance Project Second Resolution) Series F 5.00% 6/15/34	1,000,000	1,034,340
		26,587,642
Total Municipal Bonds (cost $354,831,196)		357,058,429

•Variable Rate Demand Notes – 1.85%
Allegheny County, Pennsylvania Hospital Development Authority Revenue (Pittsburgh Children’s Hospital)
Series B 3.60% 6/1/35	100,000	100,000
Allegheny County, Pennsylvania Industrial Development Authority Revenue (United Jewish
Federation Greater Pittsburgh) Series B 3.60% 10/1/25	1,600,000	1,600,000
Jacksonville, Florida Health Facilities Authority Hospital Revenue (Ascension Health)
Series C 3.60% 8/15/19 (MBIA)	60,000	60,000
Pennsylvania State Turnpike Commission Revenue
Series B 3.57% 12/1/22 (AMBAC)	2,100,000	2,100,000
Series C 3.57% 7/15/41 (FSA)	1,700,000	1,700,000

University of Pittsburgh, Pennsylvania Commonwealth System of Higher Education (University Capital
Project) Series B	500,000	500,000
3.55% 9/15/28
3.55% 9/15/41	800,000	800,000
Total Variable Rate Demand Notes (cost $6,860,000)		6,860,000

Total Value of Securities – 98.20%
(cost $361,691,196)		363,918,429
Receivables and Other Assets Net of Liabilities (See Notes) – 1.80%		6,663,931
Net Assets Applicable to 32,720,169 Shares Outstanding – 100.00%		$370,582,360

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of November 30, 2007.
☐Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities & Exchange Commission (SEC) guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$361,691,196
Aggregate unrealized appreciation	5,461,786
Aggregate unrealized depreciation	(3,234,553)
Net unrealized appreciation	$2,227,233

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $374,647 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $249,429 expires in 2011, $5,791 expires in 2012 and $119,427 expires in 2014.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 98.59%
Corporate Revenue Bonds – 12.17%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$7,500,000	$6,149,850
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	2,561,130
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	3,314,010
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Senior Turbo
Series A-2 6.50% 6/1/47	4,800,000	4,944,576
☐Capital Appreciation (Asset-Senior Convention) Series A-3 6.25% 6/1/37	5,000,000	3,667,300
Chicago, Illinois O Hare International Airport Special Facilities Revenue
(American Airlines Inc. Project) 5.50% 12/1/30	2,500,000	2,205,050
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,701,017
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light
& Power) Series A 5.85% 9/1/28	4,000,000	4,111,920
Denver, Colorado City & County Airport Special Facilities Revenue Refunding (United Air Lines Project)
Series A 5.25% 10/1/32 (AMT)	5,000,000	4,364,550
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Senior
☐Convertible Series A-2 5.30% 6/1/37	5,000,000	3,233,600
Series A-1 5.125% 6/1/47	1,500,000	1,269,945
Series A-1 5.75% 6/1/47	4,950,000	4,660,920
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,783,660
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,971,440
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
Project) Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,157,410
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	3,028,230
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,231,850
Phenix City, Alabama Industrial Development Board Environmental Improvement
Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	3,081,060
•Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,627,690
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13	1,250,000	1,311,350
Richmond County, Georgia Development Authority Environmental Improvement
Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,071,050
South Carolina Jobs Economic Development Authority Industrial Revenue (South
Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	514,620
Suffolk County, New York Industrial Development Agency Revenue (Keyspan-Port
Jefferson Energy Center) 5.25% 6/1/27 (AMT)	3,500,000	3,533,250
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	491,750
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	5,000,000	4,904,400
Tobacco Settlement Financing Corporation, New Jersey Refunding Senior Series 1A 5.00% 6/1/41	5,950,000	4,994,609
Tobacco Settlement Financing Corporation, Virginia Senior
☐Convertible Senior Series B-2 5.20% 6/1/46	2,500,000	1,670,700
Series B-1 5.00% 6/1/47	4,000,000	3,322,920
		89,879,857
Education Revenue Bonds – 4.82%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF
Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,386,801
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	1,005,700
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,500,000	1,457,610

Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	4,000,000	3,735,960
Illinois Financial Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	2,600,000	2,478,736
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
College Project) Series C	810,000	844,514
6.00% 10/1/17
6.125% 10/1/29	1,000,000	1,034,340
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(University of Health Sciences) 5.00% 6/1/31 (MBIA)	1,000,000	1,018,730
New Hampshire Higher Educational & Health Facilities Authority Revenue (New
Hampton School Issue) 5.375% 10/1/28	3,070,000	3,046,944
New York City, New York Industrial Development Agency Civic Facilities Revenue (Vaughn College
Aeronautics) Series B
5.00% 12/1/31	1,510,000	1,373,602
5.25% 12/1/36	1,420,000	1,323,213
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A
5.00% 7/1/32 (MBIA)	2,000,000	2,059,140
^5.50% 7/1/21 (MBIA)	2,000,000	1,091,140
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	999,240
(College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)	1,630,000	1,714,727
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University) 5.375% 7/15/29	1,000,000	1,009,830
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,750,000	1,621,585
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,071,927
5.35% 6/15/32	2,300,000	2,094,081
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards University Project) 4.75% 6/1/32	1,750,000	1,575,595
University of Central Florida Athletics Association Revenue Certificates of Participation
Series A 5.25% 10/1/34 (FGIC)	2,000,000	2,085,760
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	495,120
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)	1,000,000	1,037,520
		35,561,815
Electric Revenue Bonds – 1.74%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,140,650
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,071,020
Missouri State Environmental Improvement & Energy Resource Authority Pollution
Control Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,204,290
Ocala, Florida Utility System Revenue Refunding Series A 5.00% 10/1/31 (FGIC)	1,265,000	1,305,037
Puerto Rico Electric Power Authority Power Revenue Series PP 5.00% 7/1/25 (FGIC)	1,000,000	1,023,320
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)	1,000,000	1,131,470
		12,875,787
Escrowed to Maturity Bonds – 5.68%
Cape Girardeau County, Missouri Industrial Development Authority Health Care
Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	440,000	481,039
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	887,035
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)	130,000	130,465
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	4,240,000	4,684,013
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
Refunding (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)	500,000	537,130
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,571,250
5.50% 1/1/15 (FGIC)	7,310,000	8,232,449
5.50% 1/1/16 (FGIC)	1,000,000	1,135,620
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	16,485,494
Umatilla County, Oregon Hospital Facility Authority Revenue (Catholic Health Initiatives) Series A 5.50% 3/1/32	1,000,000	1,056,460
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,720,102
		41,921,057
Health Care Revenue Bonds – 16.12%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health
System) Series A 5.25% 11/15/31 (RADIAN)	3,000,000	3,022,500
California Statewide Communities Development Authority Revenue (Kaiser Permenante) 5.25% 3/1/45	7,500,000	7,549,275
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	602,633
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,024,520
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,000,000	1,031,910
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,519,650

Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,300,693
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,570,000	2,347,824
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	7,500,000	7,804,499
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue (Benedictine
Health System - St. Mary's Hospital) 5.25% 2/15/33	5,000,000	5,027,200
Escambia County, Florida Health Facilities Authority Health Care Facilities Loan
(VHA Program) 5.95% 7/1/20 (AMBAC)	560,000	584,506
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
Project) Series A 5.25% 11/1/27 (FSA)	3,355,000	3,491,918
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living
Facilities (Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,067,060
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
Health System Inc.) Series A 5.60% 11/15/30	3,140,000	3,225,628
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,065,840
Indian River County, Florida Hospital District Revenue Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,035,790
Jacksonville, Florida Economic Development Community Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	3,000,000	3,019,470
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue
First Mortgage (Mountain States Health) Series A 5.50% 7/1/36	3,000,000	3,027,420
Joplin, Missouri Industrial Development Authority Health Facilities Revenue (Freeman Health System Project)
5.375% 2/15/35	255,000	255,344
5.75% 2/15/35	405,000	417,660
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,000,000	1,020,250
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,081,400
Maryland State Health & Higher Education Facility Authority Revenue (Mercy Medical Center)
Series A 5.00% 7/1/37	1,500,000	1,377,660
Massachusetts State Health & Educational Facilities Authority Revenue (Milford
Regional Medical Center Issue) Series E 5.00% 7/15/32	2,000,000	1,846,860
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,594,395
(Henry Ford Health System) Series A 5.25% 11/15/46	8,250,000	8,307,254
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,592,000
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,185,400
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
Refunding (Lake Regional Health System Project) 5.70% 2/15/34	500,000	510,075
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Acts Retirement
Communities) Series A 4.50% 11/15/36	2,000,000	1,705,480
Multnomah County, Oregon Hospital Facilities Authority Retirement Community Revenue (Providence Health
System) 5.25% 10/1/22	3,500,000	3,668,525
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligation Group)
Series A 5.25% 7/1/30	3,500,000	3,367,735
New York State Dormitory Authority Revenue (Catholic Health Services of Long Island -
St. Francis Hospital Project) 5.10% 7/1/34	2,500,000	2,420,375
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	4,000,000	3,913,960
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	6,000,000	6,038,280
North Kansas City, Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)	500,000	513,455
Palm Beach County, Florida Health Facilities Authority Revenue (Boca Raton Community Hospital) 5.625% 12/1/31	2,000,000	2,045,840
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (Temple
University Health System) Series B 5.50% 7/1/30	3,500,000	3,501,120
Prince William County, Virgina Industrial Development Authority Hospital Revenue
(Potomac Hospital Corp.) 5.35% 10/1/36	1,750,000	1,782,148
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,208,724
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.625% 9/1/26	2,500,000	2,450,125
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial
Regional Medical Center) Series B 6.00% 12/1/15 (MBIA)	2,500,000	2,504,725
University Colorado Hospital Authority Revenue Series A 5.25% 11/15/39	2,000,000	1,974,000
		119,031,126
Housing Revenue Bonds – 3.42%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	350,000	353,430
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	705,299
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,786,208
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	2,014,140
(Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37 (AMBAC) (AMT)	1,000,000	1,013,880
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	503,230
(Woodbridge Apartments Project) Series L
6.15% 12/1/26 (AMBAC) (AMT)	1,750,000	1,767,308
6.25% 6/1/36 (AMBAC) (AMT)	2,000,000	2,018,220

Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)	1,150,000	1,179,555
Illinois Development Finance Authority Revenue (Section 8) Series A 5.80% 7/1/28 (MBIA) (FHA)	2,790,000	2,835,951
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake
Preservation) Series A-1 5.80% 12/20/41 (GNMA)	2,000,000	2,103,860
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,487,097
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA (FNMA) (AMT)	245,000	245,747
Loan A 7.20% 9/1/26 (GNMA (FNMA) (AMT)	30,000	30,908
Loan C 7.25% 9/1/26 (GNMA (FNMA) (AMT)	55,000	55,847
Loan C 7.45% 9/1/27 (GNMA (FNMA) (AMT)	45,000	45,750
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,467,675
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	507,235
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	195,000	200,712
Series E 6.95% 1/1/26 (GNMA) (FNMA)	170,000	172,599
Orange County, Florida Housing Finance Authority Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)	190,000	190,895
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	1,030,000	1,031,720
Oregon State Housing & Community Services Department Mortgage Revenue Single
Family Mortgage Program Series R 5.375% 7/1/32 (AMT)	845,000	851,498
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	145,000	146,557
St. Louis County, Missouri Industrial Development Authority Housing Development
Revenue Refunding (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)	1,000,000	1,020,190
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	500,000	507,535
		25,243,046
Lease Revenue Bonds – 3.93%
California State Public Works Board Lease Revenue (Department of General
Services – Butterfield Street) Series A 5.25% 6/1/30	2,750,000	2,835,058
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (FSA)	700,000	751,205
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,463,083
5.50% 12/1/24	2,480,000	2,522,656
5.625% 12/1/28	2,930,000	2,978,579
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	614,722
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	511,610
Puerto Rico Commonwealth Industrial Development Company General Purpose
Revenue Series B 5.375% 7/1/16	1,000,000	1,021,260
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	978,723
Series I 5.25% 7/1/33	12,000,000	12,102,360
St. Augustine, Florida Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)	1,000,000	1,029,500
St. Charles County, Missouri Public Water Supply District #2 Revenue Certificates of
Participation (Missouri Project) Series B 5.10% 12/1/25 (MBIA)	500,000	510,485
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,719,813
		29,039,054
Local General Obligation Bonds – 5.30%
Belleville, Illinois Tax Increment Revenue (Frank Scott Parkway Redevelopment) Series A 5.70% 5/1/36	1,350,000	1,325,525
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,212,080
5.25% 2/1/29 (PSF)	2,960,000	3,098,143
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (MBIA)	695,000	696,501
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,429,919
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	3,475,000	2,811,414
Hollywood Community, Florida Redevelopment Agency 5.625% 3/1/24	1,200,000	1,239,744
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)	500,000	520,990
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,831,135
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)	75,000	78,150
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)	700,000	719,278

Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)	1,250,000	1,335,488
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Crackerneck Creek Project) Series C 5.00% 3/1/26	500,000	501,825
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,082,153
Series J 5.25% 6/1/28	2,055,000	2,131,323
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,134,800
		39,148,468
§Pre-Refunded Bonds – 17.49%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,486,180
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,388
Deschutes County, Oregon Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,062,060
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,357,775
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,077,240
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
5.50% 6/1/43-13	8,500,000	9,360,709
5.625% 6/1/38-13	7,500,000	8,306,099
Greene County, Missouri Reorganization School District R8 (Direct Deposit Project) 5.10% 3/1/22-12 (FSA)	1,500,000	1,587,600
Highlands County, Florida Health Facilities Authority (Adventist Health System/Sunbelt) Series A 6.00% 11/15/31-11	1,500,000	1,657,275
Illinois Educational Facilities Authority Student Housing Revenue (Educational
Advancement Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,646,150
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
Construction & Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,069,050
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,232,305
Lee County, Florida Airport Revenue Series B 5.75% 10/1/33-10 (FSA)	3,000,000	3,227,580
Lewisville, Texas Independent School District 6.15% 8/15/21-09 (PSF)	2,085,000	2,184,038
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)	1,500,000	1,549,350
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,226,480
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,500,000	1,747,620
Maryland State Economic Development Corporation, Student Housing Revenue
(University of Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,253,666
Massachusetts State Development Finance Agency Revenue (Massachusetts College
of Pharmacy Project) Series C 5.75% 7/1/33-13	1,500,000	1,692,390
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
5.00% 4/1/34-14 (AMBAC)	7,000,000	7,597,940
Series A 5.75% 4/1/29-10 (AMBAC)	2,000,000	2,130,760
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
& State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,159,990
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,203,929
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,303,717
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,179,550
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center Project) 5.125% 11/1/34-14	1,250,000	1,378,275
Orange County, Florida Health Facilities Authority Revenue (Adventist Health System) 5.625% 11/15/32-12	1,000,000	1,108,460
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	1,575,000	1,701,898
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,359,280
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation - Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,403,040
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	3,000,000	3,252,990
Series G 5.00% 7/1/42-13	525,000	570,040
Series K 5.00% 7/1/35-15	3,500,000	3,865,435
Puerto Rico Commonwealth Public Improvement
5.125% 7/1/30-11 (FSA)	920,000	980,012
Series A 5.125% 7/1/31-11	3,495,000	3,722,979
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,571,140
Series NN 5.125% 7/1/29-13	1,400,000	1,528,954
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (FSA)	10,000,000	10,672,099
South Broward, Florida Hospital District Revenue (Memorial Health Care System) 5.625% 5/1/32-12	3,000,000	3,307,260
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33-13	4,000,000	4,346,520
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,780,057
Tampa, Florida Utilities Tax Revenue Series A
6.00% 10/1/17-09 (AMBAC)	1,000,000	1,058,100
6.125% 10/1/18-09 (AMBAC)	1,000,000	1,060,310

Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)	1,250,000	1,328,925
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	765,000	849,051
		129,149,666
Special Tax Bonds – 5.59%
Bi-State Development Agency Missouri - Illinois Metropolitan District (Metrolink Cross
County Project) Series B 5.00% 10/1/32 (FSA)	2,000,000	2,059,600
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)	1,000,000	1,036,900
Jacksonville, Florida Excise Taxes Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	1,027,360
5.125% 10/1/32 (FGIC)	1,000,000	1,035,880
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Foundation)
5.00% 10/1/14	7,000,000	7,671,020
5.00% 10/1/15	3,000,000	3,311,340
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
Center Hotel/Conference Project) Series A	1,500,000	1,384,500
5.00% 1/1/32
5.125% 1/1/37	1,500,000	1,395,165
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	987,620
5.75% 6/15/34	2,000,000	2,005,880
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,154,550
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,064,240
Palm Beach County, Florida Criminal Justice Facilities Revenue 5.75% 6/1/12 (FGIC)	10,000,000	10,969,100
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)	1,000,000	1,159,440
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16	1,000,000	1,001,580
		41,264,175
State General Obligation Bonds – 13.88%
California State
4.50% 8/1/30	4,000,000	3,800,600
5.00% 11/1/21	4,515,000	4,743,685
5.00% 2/1/26 (AMBAC)	5,570,000	5,772,971
5.00% 2/1/33	6,350,000	6,410,389
5.25% 2/1/30 (MBIA)	3,490,000	3,658,532
Georgia State Series E 5.00% 8/1/12	7,425,000	7,981,058
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 8/1/11	5,000,000	5,311,700
Second Series 5.00% 8/1/14	3,500,000	3,839,150
Second Series 5.00% 8/1/16	4,000,000	4,440,400
Series A 5.00% 3/1/12	8,000,000	8,557,440
Minnesota State 5.00% 6/1/14	7,500,000	8,193,900
Pennsylvania State First Series
5.00% 7/1/11	5,955,000	6,312,181
5.00% 7/1/13	3,000,000	3,252,570
5.25% 2/1/14 (MBIA)	6,455,000	7,115,024
Puerto Rico Commonwealth Public Improvement
5.125% 7/1/30 (FSA)	965,000	1,003,185
5.25% 7/1/27 (FSA)	705,000	736,062
Series A 5.125% 7/1/31	7,880,000	7,892,372
Series A 5.25% 7/1/23	500,000	512,415
Series A 5.50% 7/1/19 (MBIA)	11,500,000	12,955,669
		102,489,303
Transportation Revenue Bonds – 4.16%
Branson, Missouri Regional Airport Transportation Development District Revenue
(Branson Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	1,423,920
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	3,707,400
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,482,633
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,550,400
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	920,000	949,587
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	2,000,000	2,053,440
Miami-Dade County, Florida Aviation Revenue Series A 5.00% 10/1/33 (FSA) (AMT)	500,000	501,030
New York Thruway Authority General Revenue Series H 5.00% 1/1/19 (MBIA)	6,240,000	6,810,398
Orlando & Orange County, Florida Expressway Authority Revenue Series A 5.00% 7/1/32 (FSA)	1,380,000	1,430,467
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)	500,000	514,270
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series G 5.00% 7/1/42	275,000	268,142
Series N 5.25% 7/1/39 (FGIC)	1,250,000	1,327,188
South Carolina Transportation Infrastructure Revenue Series A 5.00% 10/1/33 (AMBAC)	7,500,000	7,694,399
		30,713,274

Water & Sewer Revenue Bonds – 4.29%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)	4,375,000	4,600,400
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)	1,000,000	1,062,450
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	1,000,000	1,045,510
Metropolitan St. Louis, Missouri Sewer District Wastewater Revenue Series A 5.00% 5/1/34 (MBIA)	1,250,000	1,297,525
Missouri State Environmental Improvement & Energy Resource Authority Water
Pollution Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)	1,060,000	1,062,258
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Series A
5.125% 6/15/34	12,125,000	12,478,079
5.25% 6/15/34	3,705,000	3,882,507
Tampa, Florida Water and Sewer Revenue
4.625% 10/1/36 (MBIA)	1,000,000	981,190
6.00% 10/1/16 (FSA)	1,000,000	1,167,840
Village Center Community Development District Florid Utility Revenue 5.00% 10/1/36 (MBIA)	500,000	511,735
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	520,241
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	3,071,637
		31,681,372
Total Municipal Bonds (cost $707,502,041)		727,998,000
Variable Rate Demand Note – 0.04%
•Allegheny County, Pennsylvania Hospital Development Authority Revenue (Pittsburgh
Children’s Hospital) Series B 3.60% 6/1/35	300,000	300,000
Total Variable Rate Demand Note (cost $300,000)		300,000

Total Value of Securities – 98.63%
(cost $707,802,041)		728,298,000
Receivables and Other Assets Net of Liabilities (See Notes) – 1.37%		10,126,199
Net Assets Applicable to 65,259,031 Shares Outstanding – 100.00%		$738,424,199

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
VHA – Veterans Health Administration
XLCA – Insured by XL Capital Assurance

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of November 30, 2007.
☐Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities & Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$707,802,041
Aggregate unrealized appreciation	30,194,368
Aggregate unrealized depreciation	(9,698,409)
Net unrealized appreciation	$20,495,959

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $4,894,533 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,822,387 expires in 2008, and $72,146 expires in 2009.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: